Offerings - Offering: 1	Dec. 17, 2025 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares(3), reserved for issuance pursuant to the Share-Based Compensation Plan
Amount Registered	7,569,827
Proposed Maximum Offering Price per Unit	12.69
Maximum Aggregate Offering Price	$ 96,061,104.63
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,266.04
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (the “Registration Statement”) shall also cover any additional Common Shares of Vale S.A. (the “Registrant”) as may become available for issuance pursuant to the Performance Shares Unit Program (the “Plan”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that results in an increase in the number of the Registrant’s outstanding Common Shares.

(2) The Proposed Maximum Offering Price Per Common Share has been estimated solely for the purposes of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act, on the basis of the average of the high and low reported prices of a common ADS (defined below) as reported on the New York Stock Exchange on December 12, 2025.

(3) The Common Shares of the Registrant being registered hereby may be represented in the form of the Registrant’s American Depositary Shares (“ADSs”), evidenced by American Depositary Receipts (“ADRs”), with each ADS representing one Common Share. ADRs issuable upon the deposit of the Common Shares registered hereby have been or will be registered under a separate registration statement on Form F-6. Each ADR will represent one Common Share.